Subsequent events	12 Months Ended
Sep. 30, 2022
Subsequent events
Subsequent events

Note 20 – Subsequent events

1.	On September 27, 2022, the Company entered into a series of subscription agreements (collectively, the “2022 Subscription Agreements”) with 15 purchasers, each an unrelated third party to the Company (collectively, the “2022 Purchasers”). Pursuant to the 2022 Subscription Agreements, the 2022 Purchasers agreed to subscribe for and purchase, and the Company agreed to issue and sell to the 2022 Purchasers, an aggregate of 10,514,018 Class A ordinary shares of the Company, no par value (the “Shares”), at a purchase price of $1.712 per share, and for an aggregate purchase price of $18,000,000 (the “Offering”). The Shares were offered under the Company’s registration statement on Form F-3 (File No. 333-264579), initially filed with the U.S. Securities and Exchange Commission on April 29, 2022 and declared effective on June 13, 2022 (the “Registration Statement”). A prospectus supplement to the Registration Statement in connection with this Offering was filed with the U.S. Securities and Exchange Commission on October 3, 2022. The Subscription Agreements, the transactions contemplated thereby, and the issuance of the Shares were approved by the Company’s board of directors. On October 13, 2022, the Company completed the $18 million private placement by issuing 10,514,018 Class A ordinary shares to 2022 Purchasers.
2.	On November 11, 2022, the Company completed an acquisition of MZ Mining International Co., Ltd (“MZ HK”), a Hong Kong company that wholly owns MZ Pintai Mining (Zhejiang) Co., Ltd, which is a Chinese company that wholly owns Yunnan Yuemu Agriculture and Forestry Technology Co., Ltd (“Yunnan Yuemu”), pursuant to an equity transfer agreement (the “Equity Transfer Agreement”) dated September 30, 2022 with Shenzhen Xiangfeng Trading Co., Ltd. (the “Seller”). The Seller is independent from all directors and officers of the Company, and the Company itself. Pursuant to the Equity Transfer Agreement, the Seller first transferred 100% of its equity interests in Yunnan Honghao Forestry Development Co., Ltd. (“Yunnan Honghao”), a wholly owned subsidiary of the Seller, to Yunnan Yuemu, and the Seller then sold and transferred, and the Company purchased and acquired, 100% of its equity interests in MZ HK for a consideration of $17,706,575.88 and the issuance of 8,819,520 Class A ordinary shares of the Company having a value of $18,373,771, delivered to the Seller and its designees.

Through the acquisition of 100% shares of MZ HK, the Company indirectly acquired 100% of the equity interests in Yunnan Honghao.

3.	On December 30, 2022, the Company completed a $3.23 million convertible promissory note transaction with an institutional investor (the “Investor”). Pursuant to a Securities Purchase Agreement, dated as of December 30, 2022, the Company issued and sold to the Investor a convertible promissory note of $3.23 million due on December 30, 2023, convertible into Class A ordinary shares, no par value, at a discount of $0.23 million. The discount will be amortized over a period of one year.